PPM FUNDS

SUPPLEMENT DATED JUNE 5, 2019 TO

THE PROSPECTUS DATED APRIL 30, 2019

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund PPM Long Short Credit Fund PPM Strategic Income Fund (each, a “Fund,” and collectively, the “Funds”)	PKPIX PKHIX PKLIX PKSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

Effective May 31, 2019, in the section entitled “Fund Summaries” of the Prospectus, the Portfolio Managers table related to each Fund under “Portfolio Management” is deleted and replaced in its entirety with the following:

PPM Core Plus Fixed Income Fund

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA	Senior Managing Director	Since Inception
Erica Lankfer, CFA	Managing Director	Since Inception

PPM High Yield Core Fund

Portfolio Managers	Title	Length of Service
Adam Spielman	Senior Managing Director, Head of Leveraged Credit	Since June 2018
Karl Petrovich	Managing Director	Since Inception
John Broz	Vice President	Since May 2019

PPM Long Short Credit Fund

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA	Senior Managing Director	Since Inception
Erica Lankfer, CFA	Managing Director	Since May 2019

PPM Strategic Income Fund

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA	Senior Managing Director	Since Inception
Erica Lankfer, CFA	Managing Director	Since May 2019

Effective May 31, 2019, in the section entitled “Management of the Funds,” the table under “Portfolio Manager(s)” is hereby deleted and replaced in its entirety and replaced with the following:

Name	Title	Fund Responsibility	Length of Service
Kevin McCloskey, CFA	Senior Managing Director, Head of Public Equity	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit	Floating Rate Income High Yield Core	Since June 2018 Since June 2018
John Walding	Senior Managing Director, Head of Bank Loans	Floating Rate Income	Since inception

Greg Anderson, CFA	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Naveen Bobba	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Christopher Kappas	Senior Managing Director	Floating Rate Income	Since inception
Michael Kennedy, CFA	Senior Managing Director	Core Plus Fixed Income Credit Long Short Credit Strategic Income	Since inception Since inception Since inception Since inception
Jeffrey Moran, CFA, CPA (inactive)	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Mark Redfearn, CFA	Senior Managing Director	Credit	Since inception
David Wagner	Senior Managing Director	Floating Rate Income	Since inception
Matt Willey, CFA, CPA	Senior Managing Director	Credit	Since inception
Erica Lankfer, CFA	Managing Director	Core Plus Fixed Income Credit Long Short Credit Strategic Income	Since inception Since inception Since May 2019 Since May 2019
Michael MacKinnon, CFA	Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Karl Petrovich	Managing Director	High Yield Core	Since inception
John Broz	Vice President	High Yield Core	Since May 2019
Tim Kane	Vice President	Floating Rate Income	Since inception

The following paragraph should be added to the section entitled “Management of the Funds,” following the table under “Portfolio Manager(s).”

John Broz

John Broz is a vice president and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield strategies which are managed on behalf of investors globally. John joined the portfolio management team in 2017 from PPM’s fixed income research team, where he covered P&C insurance, insurance brokerage, Yankee banks, and investment management companies, as well as quasi-governmental organizations. Prior to joining PPM in 2013, John worked in the external audit group at Deloitte & Touche. John earned a master’s degree in business administration from the University of Chicago, as well as both a master’s degree and a bachelor’s degree in accountancy from the University of Illinois. He is a Certified Public Accountant (inactive).

PPM FUNDS

SUPPLEMENT DATED JUNE 5, 2019 TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2019

This supplement provides new and additional information that affects information contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective, May 31, 2019, in Section VIII “Investment Adviser and Other Service Providers” of the Statement of Additional Information, the “Portfolio Managers” table and accompanying text is deleted and replaced in its entirety with the following:

Portfolio Managers

The table below shows the total number of accounts and assets each portfolio manager manages other than the Funds. Information is presented for each category as of December 31, 2018, except as otherwise noted.

		Number of Other Accounts Managed and Assets by Account Type
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Kevin McCloskey	Large Cap Value Mid Cap Value Small Cap Value	3	$1,275,645,081	6	$3,932,684,134	5	$620,549,708
Adam Spielman	Floating Rate Income High Yield Core	3	$3,657,254,199	6	$1,472,257,207	3	$443,112,171
John Walding	Floating Rate Income	2	$3,578,702,285	2	$105,147,625	1	$56,573,509
Greg Anderson	Large Cap Value Mid Cap Value Small Cap Value	3	$1,275,645,081	6	$3,932,684,134	5	$620,549,708
Naveen Bobba	Large Cap Value Mid Cap Value Small Cap Value	3	$1,275,645,081	6	$3,932,684,134	5	$620,549,708
Christopher Kappas	Floating Rate Income	1	$1,637,813,346	2	$105,147,625	1	$56,573,509
Michael Kennedy	Core Plus Fixed Income Credit Long Short Credit Strategic Income	2	$1,198,837,706	2	$109,018,406	1	$101,027,846
Jeffrey Moran	Large Cap Value Mid Cap Value Small Cap Value	3	$1,275,645,081	6	$3,932,684,134	5	$620,549,708
Mark Redfearn	Credit	2	$1,198,837,706	7	$5,769,050,180	0	$0
David Wagner	Floating Rate Income	1	$1,637,813,346	2	$105,147,625	1	$56,573,509
Matt Willey	Credit	1	$1,121,169,030	1	$54,592,569	1	$3,290,058,401
Erica Lankfer	Core Plus Fixed Income Credit Long Short Credit Strategic Income	1	$1,121,169,030	1	$54,592,569	2	$3,391,086,247
Michael MacKinnon	Large Cap Value Mid Cap Value Small Cap Value	3	$1,275,645,081	6	$3,932,684,134	5	$620,549,708
Karl Petrovich	High Yield Core	1	$1,940,876,976	0	$0	0	$0
John Broz[1]	High Yield Core	0	$0	0	$0	0	$0
Tim Kane	Floating Rate Income	1	$1,637,813,346	2	$105,147,625	1	$56,573,509

 1 As of April 30, 2019

		Number of Other Accounts Managed and Assets by Account Type for Which Advisory Fee is Performance Based
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Kevin McCloskey	Large Cap Value Mid Cap Value Small Cap Value	0	$0	0	$0	3	$6,400,163,389
Adam Spielman	Floating Rate Income High Yield Core	0	$0	3	$745,598,299	0	$0
John Walding	Floating Rate Income	0	$0	3	$745,598,299	0	$0
Greg Anderson	Large Cap Value Mid Cap Value Small Cap Value	0	$0	0	$0	3	$6,400,163,389
Naveen Bobba	Large Cap Value Mid Cap Value Small Cap Value	0	$0	0	$0	3	$6,400,163,389
Christopher Kappas	Floating Rate Income	0	$0	3	$745,598,299	0	$0
Michael Kennedy	Core Plus Fixed Income Credit Long Short Credit Strategic Income	0	$0	0	$0	0	$0
Jeffrey Moran	Large Cap Value Mid Cap Value Small Cap Value	0	$0	0	$0	3	$6,400,163,389
Mark Redfearn	Credit	0	$0	0	$0	0	$0
David Wagner	Floating Rate Income	0	$0	3	$745,598,299	0	$0
Matt Willey	Credit	0	$0	0	$0	2	$14,535,643,726
Erica Lankfer	Core Plus Fixed Income Credit Long Short Credit Strategic Income	0	$0	0	$0	1	$10,445,596,700
Michael MacKinnon	Large Cap Value Mid Cap Value Small Cap Value	0	$0	0	$0	3	$6,400,163,389
Karl Petrovich	High Yield Core	0	$0	0	$0	0	$0
John Broz[1]	High Yield Core	0	$0	0	$0	0	$0
Tim Kane	Floating Rate Income	0	$0	3	$745,598,299	0	$0

 1 As of April 30, 2019